Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders’ Equity

Note 9 – Stockholders’ Equity

Preferred Stock

Each share of Series A Preferred Stock is convertible into 33,334 shares of CANB common stock and is entitled to 66,666 votes. All Preferred Shares shall rank senior to all shares of Common Stock of the Company with respect to liquidation preferences and shall rank pari passu to all current and future series of preferred stock, unless otherwise stated in the certificate of designation for such preferred stock. In the event of a Liquidation Event, whether voluntary or involuntary, each holder may elect (i) to receive, in preference to the holders of Common Stock, a one-time liquidation preference on a per-share amount equal to the per-share value of preferred shares on the issuance date, as recorded in the Company’s financial records, or (ii) to participate pari passu with the Common Stock on an as-converted basis. Subject to any adjustments, the Series A holders shall be entitled to receive such dividends paid and distributions made to the holders of shares of Common Stock on an as converted basis.

Each share of Series B Preferred Stock has the first preference to dividends, distributions and payments upon liquidation, dissolution and winding-up of the Company, and is entitled to an accrued cumulative but not compounding dividend at the rate of 5% per annum whether or not declared. After six months of the issuance date, such share and any accrued but unpaid dividends can be converted into common stock at the conversion price which is the lower of (i) $0.0101; or (ii) the lower of the dollar volume weighted average price of CANB common stock on the trading day prior to the conversion day or the dollar volume weighted average price of CANB common stock on the conversion day. The shares of Series B Preferred Stock have no voting rights.

Each share of Series C Preferred Stock has preference to payment of dividends, if and when declared by the Company, compared to shares of our common stock. Each Preferred Series C share is convertible into 25,000 shares of common stock. The shares of Series C Preferred Stock have voting rights as if fully converted.

Each share of Series D Preferred Stock has 10,000 shares of voting rights only pari passu to common shares voting with no conversion rights and no equity participation. The Company can redeem Series D Preferred Stock at any time for par value.

On February 8, 2021, the Company’s Board of Directors approved the designation of the Series D Preferred Shares and the number of shares constituting such series, and the rights, powers, preferences, privileges and restrictions relating to such series. On March 27, 2021, the Company filed an amendment to its articles of incorporation to authorize 4,000 shares of a new Series D Preferred Stock with a par value of $0.001 each. All Series D Preferred Shares shall rank senior to all shares of Common Stock of the Company with respect to liquidation preferences and shall rank pari passu to all current and future series of preferred stock, unless otherwise stated in the certificate of designation for such preferred stock. Each Series D Preferred Share shall have voting rights equal to 10,000 shares of Common Stock, adjustable at any recapitalization of the Company’s stock. In the event of a liquidation event, whether voluntary or involuntary, each holder shall have a liquidation preference on a per-share amount equal to the par value of such holder’s Series D Preferred Shares. The holders shall not be entitled to receive distributions made or dividends paid to the Company’s other stockholders. Except as otherwise required by law, for as long as any Series D Preferred Shares remain outstanding, the Company shall have the option to redeem any outstanding share of Series D Preferred Shares at any time for a purchase price of par value per share of Series D Preferred Shares (“Price per Share”). Should the Company desire to purchase Series D Preferred Shares, the Company shall provide the Holder with written notice and a check or cash in an amount equal to the number of shares of Series D Preferred Shares being purchased multiplied by the Price per Share. The shares of Series D Preferred Shares so purchased shall be deemed automatically cancelled and the Holder shall return the certificates for such share to the Corporation. On or around March 27, 2021, the Company issued Mr. Alfonsi, Mr. Ferro, and Mr. Teeple Series D Preferred Stock in the amount of 600 shares each and to COO Philip Scala in the amount of 150 shares, collectively representing 19,500,000 voting shares.

Common Stock

For the nine months ended September 30, 2021, the Company issued an aggregate of 9,323,540 shares of Common Stock under its Offering Statement on Form 1-A (File No. 024-11233) (the “Regulation A Offering”).

In addition, for the nine months ended September 30, 2021, the Company issued an aggregate of 5,537,056, 1,441,125, and 1,536,497 of Common Stock for asset acquisitions, services rendered, and in lieu of note and interest repayments, respectively.

NOTE 10 – Common Stock

From January 4, 2019 to March 27, 2019, the Company issued aggregately 138,107 shares of CANB common stock to multiple investors pursuant to relative Stock Purchase Agreements dated on various dates, in exchange for total proceeds of $1,196,100.

On January 14, 2019, the Company issued 25,000 shares of CANB common stock to Hudilab, Inc. (“HUDI”), pursuant to a License and Acquisition Agreement for purchase of the technology owned by HUDI.

From January 18, 2019 to March 17, 2019, the Company issued aggregately 82,000 shares of CANB common stock to multiple consultants for services rendered.

From January 19, 2019 to March 27, 2019, the Company issued aggregately 3,893 shares of CANB common stock to employee and officers of the Company pursuant to employee agreement and in satisfaction of accrued compensation for the quarter ended March 31, 2019.

On February 5, 2019, the Company issued 6,667 shares to the owner of TZ Wholesale LLC, pursuant to a Memorandum of Understanding (the “MOU”) dated November 9, 2018.

On February 20, 2019, the Company issued 3,333 shares of CANB common stock to owners of Seven Chakras pursuant to the Chakras Agreement dated January 31, 2019.

From April 1, 2019 through June 30, 2019 the Company issued an aggregate of 51,706 shares of CANB Common Stock to multiple consultants for services rendered.

From April 1, 2019 through June 30, 2019, the Company issued an aggregate of 13,916 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From April 1, 2019 through June 30, 2019, the Company issued an aggregate of 4,615 shares of Common Stock under the terms of executive employment agreements.

From April 1, 2019 through June 30, 2019, the Company issued an aggregate of 86,207 shares of CANB shares under the terms of the Stock Purchase Agreements for total proceeds of $750,000.

From July 1, 2019 through September 30, 2019, the Company issued an aggregate of 18,061 shares of CANB Common Stock to multiple consultants for services rendered.

From July 1, 2019 through September 30, 2019, the Company issued an aggregate of 18,333 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From July 1, 2019 through September 30, 2019, the Company issued an aggregate of 16,000 shares of Common Stock under the terms of executive employment agreements.

From July 1, 2019 through September 30, 2019, the Company issued an aggregate of 155,241 shares of CANB shares under the terms of the Stock Purchase Agreements for total proceeds of $1,350,600.

From July 1, 2019 through September 30, 2019, the Company issued an aggregate of 40,247 shares of CANB shares under the terms of the Joint Venture Agreement.

From October 1, 2019 through December 31, 2019, the Company issued an aggregate of 122,258 shares of CANB Common Stock to multiple consultants for services rendered.

From October 1, 2019 through December 31, 2019, the Company issued an aggregate of 14,167 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From October 1, 2019 through December 31, 2019, the Company issued an aggregate of 5,000 shares of Common Stock under the terms of executive employment agreements.

From October 1, 2019 through December 31, 2019, the Company issued an aggregate of 125,000 shares of CANB Common Stock under the terms of an inventory purchase agreement for total proceeds of $487,500.

From January 1, 2020 through March 31, 2020, the Company issued an aggregate of 27,500 shares of CANB Common Stock to multiple consultants for services rendered.

From January 1, 2020 through March 31, 2020, the Company issued an aggregate of 31,335 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From January 1, 2020 through March 31, 2020, the Company issued an aggregate of 20,000 shares of CANB Common Stock to First Fire Global Opportunities Fund, LLC for a commitment fee pursuant to a junior convertible promissory note purchase agreement.

From January 1, 2020 through March 31, 2020, the Company issued an aggregate of 99,508 shares of CANB Common Stock to FirstFire Global Opportunities Fund, LLC for returnable shares pursuant to a junior convertible promissory note purchase agreement.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 111,734 shares of CANB Common Stock to multiple consultants for services rendered.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 20,319 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 30,000 shares of CANB Common Stock to an employee for services rendered.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 185,000 shares of CANB Common Stock to SRAX, Inc. according to a platform access agreement.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 50,000 shares of CANB Common Stock to Mediiusa Group, Inc. according to a hemp processing use agreement.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 24,545 shares of CANB Common Stock to Labrys Fund, L.P. for a commitment fee pursuant to a junior convertible promissory note purchase agreement.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 118,000 shares of CANB Common Stock to Labrys Fund, L.P. for returnable shares pursuant to a junior convertible promissory note purchase agreement.

From April 1, 2020 through June 30, 2020, the Company issued an aggregate of 20,000 shares of CANB Common Stock to Eagle Equities, LLC for a commitment fee pursuant to a junior convertible promissory note purchase agreement.

From July 1, 2020 through September 30, 2020, the Company issued an aggregate of 145,000 shares of CANB Common Stock to multiple consultants for services rendered.

From July 1, 2020 through September 30, 2020, the Company issued an aggregate of 100,000 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From July 1, 2020 through September 30, 2020, the Company issued an aggregate of 478,715 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From July 1, 2020 through September 30, 2020, the Company received an aggregate of 543,715 shares of CANB Common Stock from an exchange agreement whereby shares of Iconic Brands, Inc. held by the Company were exchanged for shares of stock in the Company held by Iconic Brands, Inc.

From July 1, 2020 through September 30, 2020, the Company issued an aggregate of 478,715 shares of CANB Common Stock for the acquisition of inventory.

From July 1, 2020 through September 30, 2020, the Company issued an aggregate of 185,000 shares of CANB Common Stock to FirstFire Global Opportunities Fund, LLC pursuant to a junior convertible promissory note purchase agreement.

On July 29, 2020, CANB and Iconic Brands (ICNB) completed a share exchange whereby the one million shares of ICNB common stock held by CANB were exchanged for a fair value exchange of five hundred forty three thousand seven hundred fifteen shares of CANB in order to settle a contract valuation true-up with ICNB for the purchase of Green Grow Farms, Inc.

From October 1, 2020 through December 31, 2020, the company issued an aggregate of 435,311 shares of CANB Common Stock to multiple consultants for services rendered.

From October 1, 2020 through December 31, 2020, the Company issued an aggregate of 70,000 shares of CANB Common Stock to members of the Advisory Board, Medical Advisory Board, and Sports Advisory Board for services rendered.

From October 1, 2020 through December 31, 2020, the Company issued an aggregate of 50,000 shares of Common Stock under the terms of hemp processing use agreement.

From October 1, 2020 through December 31, 2020, the Company issued an aggregate of 600,000 shares of Common Stock under the terms of Stock Purchase Agreements for total proceeds of $300,000.

From October 1, 2020 through December 31, 2020, the Company issued an aggregate of 193,524 shares of Common Stock to FirstFire Global as agreed for conversion shares related to a note payable.

From October 1, 2020 through December 31, 2020, the Company issued an aggregate of 394,304 shares of CANB Common Stock to Arena Special Opportunities Partners I, LP for a commitment fee pursuant to a securities purchase agreement.

From October 1, 2020 through December 31, 2020, the Company issued an aggregate of 15,133 shares of CANB Common Stock to Arena Special Opportunities Fund, LP for a commitment fee pursuant to a securities purchase agreement.

From January 1, 2021 through March 25, 2021 the Company issued an aggregate of 5,932,000 shares of Common Stock under its Regulation A registration currently in effect and an additional 130,750 shares of common stock to various consultants for services.

From January 1, 2021 through March 25, 2021 the Company issued an aggregate of 355,057 shares of Common Stock under an asset acquisition agreement with Botanical Biotech.

From January 1, 2021 through March 25, 2021 the Company issued an aggregate of 355,250 shares of Common Stock under note conversion agreement.

From January 1, 2021 through March 25, 2021 the Company issued an aggregate of 600,000 shares of Common Stock under a note conversion agreement.

From January 1, 2021 through March 25, 2021 the Company issued an aggregate of 150 shares of Preferred C shares under multiple employment agreements. The Preferred C shares converted to 3,750,000 shares of Common Stock upon issuance.